APPENDIX E

FS GLOBAL CREDIT OPPORTUNITIES FUND TERM PREFERRED SHARES, SERIES 2025-2

Preliminary Statement and Incorporation By Reference

This Appendix establishes a Series of Term Preferred Shares of FS Global Credit Opportunities Fund. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Term Preferred Shares in that “Supplement to the Amended and Restated Declaration of Trust Establishing and Fixing the Rights and Preferences of the Term Preferred Shares” dated August 9, 2018 (as amended by that certain Amendment No. 2, the “TPS Supplement”). This Appendix has been adopted by resolution of the Board of Trustees, or a duly authorized committee thereof, of FS Global Credit Opportunities Fund, effective on October 22, 2020 and amended and restated on February 25, 2021. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the TPS Supplement.

Section 1.              Designation as to Series.

Term Preferred Shares, Series 2025-2: A series of fifty thousand (50,000) Preferred Shares classified as Term Preferred Shares is hereby designated as the “Term Preferred Shares, Series 2025-2” (the “Series 2025-2 Term Preferred Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration and the TPS Supplement (except as the TPS Supplement may be expressly modified by this Appendix), as are set forth in this Appendix E. The Series 2025-2 Term Preferred Shares shall constitute a separate series of Term Preferred Shares and each Series 2025-2 Term Preferred Share shall be identical. The following terms and conditions shall apply solely to the Series 2025-2 Term Preferred Shares:

Section 2.              Number of Authorized Shares of Series.

The number of authorized shares is fifty thousand (50,000).

Section 3.              Date of Original Issue with respect to Series.

The Date of Original Issue is October 22, 2020.

Section 4.              Dividend Rate Applicable to Series.

The Dividend Rate for Series 2025-2 Term Preferred Shares shall equal 4.00% per annum.

Section 4.              Liquidation Preference Applicable to Series.

The Liquidation Preference is $1,000 per share.

Section 5.              Term Redemption Date Applicable to Series.

The Term Redemption Date is November 1, 2025.

Section 6.              Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are May 1 and November 1 of each year, commencing on May 1, 2021 (or, if such day is not a Business Day, the next succeeding Business Day).

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Section 7.              Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the TPS Supplement are hereby amended as follows:

“Optional Redemption Price” means, with respect to the Series 2025-2 Term Preferred Shares, an amount equal to the greater of (x) the Liquidation Preference of such Series of Term Preferred Shares and (y) the sum of (a) the present value of the Liquidation Preference and (b) the present value of all remaining scheduled dividend payments that would be payable from (and including) the Optional Redemption Date to (and including) May 1, 2025, in each case, discounted to the Optional Redemption Date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate + 50 bps, and in the case of both (x) and (y) plus an amount equal to all unpaid dividends and other distributions accumulated to (but excluding) the Optional Redemption Date (whether or not earned or declared, but excluding interest thereon); provided, however, that on or after May 1, 2025, the Fund may, at its sole option out of funds legally available therefor, redeem (in whole or, from time to time, in part) Series 2025-2 Term Preferred Shares at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and other distributions thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the date fixed for such redemption by the Board of Trustees in accordance with the terms hereof. For the avoidance of doubt, this Optional Redemption Price does not apply to any Series 2025-2 Term Preferred Shares redeemed pursuant to Corrective Action for failure to maintain Asset Coverage of at least 225%, as provided for in Section 2.5(b) of the Supplement.

Section 8.              Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Comparable Treasury Issue” means the United States Treasury security or securities selected by an Independent Investment Banker as having an actual or interpolated maturity comparable to November 1, 2025, that would be utilized, at the time of selection and in accordance with customary financial practice, in pricing new issues of corporate preferred securities with a maturity comparable to November 1, 2025.

“Comparable Treasury Price” means, with respect to any Optional Redemption Date, (1) the average of the Reference Treasury Dealer Quotations for such Optional Redemption Date, after excluding the highest and lowest such Reference Treasury Dealer Quotation or (2) if the Independent Investment Banker obtains fewer than four such Reference Treasury Quotations, the average of all such quotations.

“Dividend Period” means, with respect to each of the Series 2025-2 Term Preferred Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series of Term Preferred Shares and ending on and including the calendar day immediately preceding the initial Dividend Payment Date and, for each subsequent Dividend Period, the period beginning on the Dividend Payment Date for the previous Dividend Period and ending on and including the calendar day immediately preceding the Dividend Payment Date for such semi-annual Dividend Period (or, if earlier, on the date on which such Series 2025-2 Term Preferred Share is redeemed).

“Independent Investment Banker” means one of the Reference Treasury Dealers appointed by the Fund. “Optional Redemption Premium” means with respect to each Series 2025-2 Term Preferred Share, an  amount equal to 0.00% of the Liquidation Preference for such Series 2025-2 Term Preferred Share. For the avoidance of doubt, notwithstanding that the Optional Redemption Premium is 0.00%, the Optional Redemption Price is the amount as specified in such definition.

“Reference Treasury Dealer” means each of any four primary U.S. Government securities dealers in the United States of America selected by the Fund.

“Reference Treasury Dealer Quotation” means, with respect to each Reference Treasury Dealer and any Optional Redemption Rate, the average, as determined by the Independent Investment Banker, of the bid and asked price for the Comparable Treasury Issue (expressed in each case as a percentage of its Liquidation Preference) quoted in writing to the Independent Investment Banker by such Reference Treasury Dealer at 3:30 pm New York City time on the third Business Day preceding such Optional Redemption Date.

“Treasury Rate” means, with respect to any Optional Redemption Date, the rate per annum equal to the semi- annual equivalent yield to maturity or interpolated maturity (on a day count basis) of the Comparable Treasury Issue, calculated using a price for the Comparable Treasury Issue (expressed as a percentage of its Liquidation Preference) equal to the Comparable Treasury Price for such Optional Redemption Date

Section 9.              Amendments to Terms of Term Preferred Shares Applicable to the Series.

The following provisions contained under the heading “Terms Applicable to all Series of Term Preferred Shares” in the TPS Supplement are hereby amended as follows:

Not applicable.

IN WITNESS WHEREOF, FS Global Credit Opportunities Fund has caused this Appendix to be signed on February 25, 2021 in its name and on its behalf by a duly authorized officer.

FS Global Credit Opportunities Fund

By: /s/ Edward T. Gallivan, Jr.

Name:  Edward T. Gallivan, Jr.

Title:  Chief Financial Officer

[Signature Page to Amended and Restated Appendix E]